Document and Entity Information	Jan. 26, 2024
Cover [Abstract]
Entity Registrant Name	REPUBLIC FIRST BANCORP INC
Amendment Flag	false
Entity Central Index Key	0000834285
Document Type	8-K
Document Period End Date	Jan. 26, 2024
Entity Incorporation State Country Code	PA
Entity File Number	000-17007
Entity Tax Identification Number	23-2486815
Entity Address, Address Line One	50 South 16th Street
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19102
City Area Code	(215)
Local Phone Number	735-4422
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	FRBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false